UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly distribution period from

December 16, 2008 through March 16, 2009

Commission File Number of issuing entity: 333-128718-01

GENWORTH GLOBAL FUNDING TRUST 2005-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 001-32709

GENWORTH LIFE AND ANNUITY INSURANCE
COMPANY

(Exact name of depositor as specified in its charter)

GENWORTH LIFE AND ANNUITY INSURANCE
COMPANY

(Exact name of sponsor as specified in its charter)

Illinois	54-0283385
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

6610 West Broad Street, Richmond, Virginia
(Address of principal executive offices of the	23230
issuing entity)	(Zip Code)

(804) 281-6000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Secured Medium Term Notes	☒	☐	☐	New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 16, 2009, an interest payment was made to the holders of the notes issued by the Genworth Global Funding Trust 2005-A (the “Trust”). Details of such payments are included in the Indenture Trustee Report of the Trust filed as Exhibit 99.1 hereto. No other reportable distributions have occurred during the current reporting period.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Securities Holders.

None.

Item 6. Significant Obligors of Pool Assets.

The Trust’s asset is a funding agreement issued by Genworth Life and Annuity Insurance Company (“GLAIC”), as obligor. GLAIC is subject to the informational requirements of the Securities Exchange Act of 1934 (the “Exchange Act”) and, in accordance with those requirements, files periodic and current reports and other information (including financial information) with the Securities and Exchange Commission (the “Commission”). You can read and copy any reports or other information GLAIC files at the Commission’s public reference room at 100 F Street N.E., Washington, D.C. 20549. You can also request copies of GLAIC’s documents upon payment of a duplicating fee by writing the Commission’s public reference room. You can also obtain information regarding the public reference room by calling the Commission at 1-800-SEC-0330. GLAIC’s filings are available to the public from commercial document retrieval services or over the internet at http://www.sec.gov.

This Form 10-D incorporates by reference all reports deemed to be filed with the Commission in connection with the Trust and GLAIC pursuant to Section 13(a), Section 13(c), Section 14 or Section 15(d) of the Exchange Act during the period covered by this report.

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information.

None.

Item 9. Exhibits.

Exhibit Number	Description

Exhibit 4.1*

Indenture entered into between The Bank of New York Mellon Trust Company, N.A. (as successor indenture trustee to JPMorgan Chase Bank, N.A.), as indenture trustee, and U.S. Bank National Association (as successor trustee to The Bank of New York), as trustee, on behalf of the Trust, dated December 21, 2005.

Exhibit 4.2**

Agreement of Resignation, Appointment and Acceptance dated as of October 1, 2006, among GSS Holdings II, Inc., as trust beneficial owner, The Bank of New York, as prior trustee and U.S. Bank National Association, as successor trustee.

Exhibit 4.3†	Note issued by the Trust, dated December 21, 2005.

Exhibit 4.4*

Trust Agreement entered into between U.S. Bank National Association (as successor trustee to The Bank of New York), as trustee, and GSS Holdings II, Inc., as trust beneficial owner, dated December 15, 2005.

Exhibit 10.1**	Form of Expense and Indemnity Agreement by and between GLAIC and U.S. Bank National Association, as trustee (on behalf of itself and each trust) dated October 1, 2006.

Exhibit 10.2***

Form of Expense and Indemnity Agreement by and between GLAIC and The Bank of New York, a New York Banking Corporation, as indenture trustee, registrar, transfer agent, paying agent and calculation agent.

Exhibit 10.3***	Form of Expense and Indemnity Agreement by and between GLAIC and GSS Holdings II, Inc., as trust beneficial owner.

Exhibit 10.4***	Form of Expense and Indemnity Agreement by and between GLAIC and SunTrust Bank, as custodian.

Exhibit 10.5†	Funding Agreement issued by GLAIC to the Trust, effective as of December 21, 2005.

Exhibit 99.1	Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the March 16, 2009 payment to holders of the notes issued by the Trust.

Exhibit 99.2††	Pricing Supplement of the Trust.

*	Previously filed by Genworth Life and Annuity Insurance Company (“GLAIC”) with the Commission on Form 8-K on December 21, 2005.
**	Previously filed by GLAIC with the Commission on Form 8-K on October 5, 2006.
***	Previously filed by GLAIC with the Commission on Form S-3/A on December 8, 2005 (File No. 333-128718).
†	Previously filed by GLAIC with the Commission on March 29, 2006 on Form 10-D (File No. 333-128718-01).
††	Previously filed by GLAIC with the Commission on December 19, 2005 pursuant to Rule 424(b)(2) of the Securities Act of 1933.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

Date: March 25, 2009	By:	/s/ Jac J. Amerell
Jac J. Amerell
Vice President and Controller

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 4.1*

Indenture entered into between The Bank of New York Mellon Trust Company, N.A. (as successor indenture trustee to JPMorgan Chase Bank, N.A.), as indenture trustee, and U.S. Bank National Association (as successor trustee to The Bank of New York), as trustee, on behalf of the Trust, dated December 21, 2005.

Exhibit 4.2**

Agreement of Resignation, Appointment and Acceptance dated as of October 1, 2006, among GSS Holdings II, Inc., as trust beneficial owner, The Bank of New York, as prior trustee and U.S. Bank National Association, as successor trustee.

Exhibit 4.3†	Note issued by the Trust, dated December 21, 2005.

Exhibit 4.4*

Trust Agreement entered into between U.S. Bank National Association (as successor trustee to The Bank of New York), as trustee, and GSS Holdings II, Inc., as trust beneficial owner, dated December 15, 2005.

Exhibit 10.1**	Form of Expense and Indemnity Agreement by and between GLAIC and U.S. Bank National Association, as trustee (on behalf of itself and each trust) dated October 1, 2006.

Exhibit 10.2***

Form of Expense and Indemnity Agreement by and between GLAIC and The Bank of New York, a New York Banking Corporation, as indenture trustee, registrar, transfer agent, paying agent and calculation agent.

Exhibit 10.3***	Form of Expense and Indemnity Agreement by and between GLAIC and GSS Holdings II, Inc., as trust beneficial owner.

Exhibit 10.4***	Form of Expense and Indemnity Agreement by and between GLAIC and SunTrust Bank, as custodian.

Exhibit 10.5†	Funding Agreement issued by GLAIC to the Trust, effective as of December 21, 2005.

Exhibit 99.1	Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the March 16, 2009 payment to holders of the notes issued by the Trust.

Exhibit 99.2††	Pricing Supplement of the Trust.

*	Previously filed by Genworth Life and Annuity Insurance Company (“GLAIC”) with the Commission on Form 8-K on December 21, 2005.
**	Previously filed by GLAIC with the Commission on Form 8-K on October 5, 2006.
***	Previously filed by GLAIC with the Commission on Form S-3/A on December 8, 2005 (File No. 333-128718).
†	Previously filed by GLAIC with the Commission on March 29, 2006 on Form 10-D (File No. 333-128718-01).
††	Previously filed by GLAIC with the Commission on December 19, 2005 pursuant to Rule 424(b)(2) of the Securities Act of 1933.